Tenant Lease Rental Payments - Schedule of Future Minimum Amounts Due from Tenants under Leases (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remainder of 2021	$ 61,550
Lessor, Operating Lease, Payment to be Received, Year One	73,565	$ 73,168
Lessor, Operating Lease, Payment to be Received, Year Two	59,812	60,022
Lessor, Operating Lease, Payment to be Received, Year Three	46,663	45,523
Lessor, Operating Lease, Payment to be Received, Year Four	$ 22,035	32,968
Lessor, Operating Lease, Payment to be Received, Year Five		12,648
Lessor, operating lease, payments to be received		$ 224,329